Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Opening balance	$ 9,022,075	$ 8,971,670
Current period acquisition	2,732	36,750
Foreign exchange movement	(6,506)	13,655
Closing balance	$ 9,018,301	$ 9,022,075